Summary of Significant Policies - Schedule of Residual Value Rate and Useful Life of Property and Equipment (Details)	Jun. 30, 2024	Dec. 31, 2023
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%	5.00%
Useful life	3 years
Leasehold improvement	5.00%	5.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%	5.00%
Useful life	5 years
Leasehold improvement	5.00%	5.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	0.00%	0.00%
Leasehold improvement	0.00%	0.00%
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets